Loans to and Investments in Associated Companies (Tables)	12 Months Ended
Nov. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Loans To And Investments In Associated Companies
A summary of Loans to and investments in associated companies accounted for under the equity method of accounting during the years ended November 30, 2021, 2020 and 2019 is as follows (in thousands):

	Loans to and investments in associated companies as of November 30, 2020	Income (losses) related to associated companies	Other income (losses) related to associated companies (1)	Contributions to (distributions from) associated companies, net	Other, including foreign exchange and unrealized gains (losses)	Loans to and investments in associated companies as of November 30, 2021

Jefferies Finance	$693,201	$—	$74,626	$8,335	$—	$776,162
Berkadia	301,152	—	130,641	(58,007)	(369)	373,417
FXCM (2)	73,920	(30,011)	—	5,000	77	48,986
Linkem (3)	198,991	(55,262)	—	(9,226)	(725)	133,778
Real estate associated companies (4)	168,678	(6,177)	—	(39,781)	—	122,720
Golden Queen (3) (5)	80,756	(7,054)	—	(167)	—	73,535
Other	169,865	4,085	45,642	(2,398)	(2)	217,192
Total	$1,686,563	$(94,419)	$250,909	$(96,244)	$(1,019)	$1,745,790

	Loans to and investments in associated companies as of November 30, 2019	Income (losses) related to associated companies	Other income (losses) related to associated companies (1)	Contributions to (distributions from) associated companies, net	Other, including foreign exchange and unrealized gains (losses)	Loans to and investments in associated companies as of November 30, 2020

Jefferies Finance	$673,867	$—	$(54,256)	$73,590	$—	$693,201
Berkadia	268,949	—	68,902	(37,130)	431	301,152
FXCM (2)	70,223	3,604	—	—	93	73,920
Linkem (3)	194,847	(28,662)	—	34,955	(2,149)	198,991
Real estate associated companies (4) (6)	255,309	(46,050)	—	(40,581)	—	168,678
Golden Queen (3) (5)	78,196	(50)	—	2,610	—	80,756
Other	111,566	(4,325)	9,288	44,101	9,235	169,865
Total	$1,652,957	$(75,483)	$23,934	$77,545	$7,610	$1,686,563

	Loans to and investments in associated companies as of November 30, 2018	Income (losses) related to associated companies	Other income (losses) related to associated companies (1)	Contributions to (distributions from) associated companies, net	Other, including foreign exchange and unrealized gains (losses)	Loans to and investments in associated companies as of November 30, 2019

Jefferies Finance	$728,560	$—	$(1,286)	$(53,407)	$—	$673,867
Berkadia	245,228	—	88,174	(65,045)	592	268,949
National Beef (7)	653,630	232,042	—	(300,248)	(585,424)	—
FXCM (2)	75,031	(8,212)	—	3,500	(96)	70,223
Linkem	165,157	(27,956)	—	66,996	(9,350)	194,847
HomeFed (4)	337,542	7,902	—	—	(345,444)	—
Real estate associated companies (4)	87,074	(353)	—	(29,685)	198,273	255,309
Golden Queen (5)	63,956	6,740	—	7,500	—	78,196
Other	61,154	(7,168)	(1,719)	58,432	867	111,566
Total	$2,417,332	$202,995	$85,169	$(311,957)	$(740,582)	$1,652,957

(1)Primarily related to Jefferies Group and classified in Other revenues.
(2)As further described in Note 4, our investment in FXCM includes both our equity method investment in FXCM and our term loan with FXCM. Our equity method investment is included in Loans to and investments in associated companies and our term loan is included in Financial instruments owned, at fair value in the Consolidated Statements of Financial Condition.
(3)Loans to and investments in associated companies include loans and debt securities aggregating $15.3 million at November 30, 2021 related to Golden Queen Mining Company, LLC ("Golden Queen") and $104.1 million at November 30, 2020 related to Linkem and Golden Queen. In the fourth quarter of 2021, our shareholder loans to Linkem were converted into newly issued redeemable preferred stock of Linkem.
(4)During the third quarter of 2019, we completed a merger with HomeFed by which we acquired the remaining common stock of HomeFed. From July 1, 2019, the results of HomeFed are reflected on a consolidated basis. From July 1, 2019, HomeFed's equity method investments are included in Real estate associated companies.
(5)At November 30, 2021, 2020 and 2019, the balance reflects $13.5 million, $15.2 million and $15.7 million, respectively, related to a noncontrolling interest.
(6)Income (loss) related to Real estate associated companies for the year ended November 30, 2020 includes a non-cash charge of $6.9 million to fully write off the value of HomeFed's interest in the Brooklyn Renaissance Plaza hotel due to the significant impact of the global novel coronavirus ("COVID-19") during the second quarter of 2020 and a non-cash charge of $55.6 million to fully write off the value of HomeFed's RedSky JZ Fulton Mall joint venture investment related to a softening of the Brooklyn real estate market.
(7)On November 29, 2019, we sold our 31% equity interest in National Beef to Marfrig and other shareholders.

Equity Method Investments
The following summarizes activity related to our other transactions with Jefferies Finance (in millions):

	Year Ended November 30,
	2021	2020	2019

Origination and syndication fee revenues (1)	$410.5	$198.1	$176.3
Origination fee expenses (1)	66.8	27.3	27.6
CLO placement fee revenues (2)	5.7	1.7	6.0
Underwriting fees (3)	2.5	1.7	3.9
Service fees (4)	85.1	65.1	60.8
(1)    Jefferies Group engages in the origination and syndication of loans underwritten by Jefferies Finance. In connection with such services, Jefferies Group earned fees, which are recognized in Investment banking revenues in the Consolidated Statements of Operations. In addition, Jefferies Group paid fees to Jefferies Finance in respect of certain loans originated by Jefferies Finance, which are recognized in Selling, general and other expenses in the Consolidated Statements of Operations.
(2)    Jefferies Group acts as a placement agent for CLOs managed by Jefferies Finance, for which Jefferies Group recognized fees, which are included in Investment banking revenues in the Consolidated Statements of Operations. At November 30, 2021 and 2020, Jefferies Group held securities issued by CLOs managed by Jefferies Finance, which are included in Financial instruments owned, at fair value.
(3)    Jefferies Group acted as underwriter in connection with term loans issued by Jefferies Finance.
(4)    Under a service agreement, Jefferies Group charges Jefferies Finance for services provided.

Schedule Of Summarized Data For Investments In Associated Companies
The following table provides summarized data for our equity method investments as of November 30, 2021 and 2020 and for the years ended November 30, 2021, 2020 and 2019 (in thousands):

	November 30,
	2021	2020

Assets	$16,568,239	$15,314,204
Liabilities	12,368,680	11,929,100
Noncontrolling interests	702,762	254,392

	Year Ended November 30,
	2021	2020	2019

Revenues	$3,529,405	$2,930,308	$10,589,489
Income from continuing operations before extraordinary items	876,910	73,715	732,575
Net income	890,861	68,846	749,649
The Company's income (loss) related to associated companies	150,357	(41,814)	248,693